Cash and Cash Equivalents and Investment Securities - Summary of Cash and Cash Equivalents and Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Short-term bank deposits	$ 6,248	$ 4,964
Cash and bank accounts	5,390	6,210
Cash and cash equivalents	11,638	11,174
Bank overdrafts	(14)	0
Cash and cash equivalents in the statement of cash flows	$ 11,623	$ 11,174	$ 10,314	$ 9,890